American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
October 31, 2025

One Choice Blend+ 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.4%
Avantis U.S. Equity Fund G Class	919,820	19,472,597
Avantis U.S. Small Cap Value Fund G Class	118,930	2,113,385
Focused Dynamic Growth Fund G Class(2)	165,761	15,301,376
Focused Large Cap Value Fund G Class	1,420,178	15,749,771
Growth Fund G Class	16,003	1,166,460
Heritage Fund G Class	117,423	3,778,665
Mid Cap Value Fund G Class	227,447	3,723,316
Small Cap Growth Fund G Class	82,681	2,186,091
		63,491,661
International Equity Funds — 28.6%
Avantis Emerging Markets Equity Fund G Class	221,813	3,360,472
Avantis International Equity Fund G Class	890,369	13,551,416
Emerging Markets Fund G Class	272,887	4,210,653
Focused International Growth Fund G Class	247,519	4,918,203
Global Real Estate Fund G Class	212,492	2,943,016
International Small-Mid Cap Fund G Class	166,116	2,011,660
International Value Fund G Class	41,208	457,409
Non-U.S. Intrinsic Value Fund G Class	414,849	4,505,264
		35,958,093
Domestic Fixed Income Funds — 15.3%
Avantis Core Fixed Income Fund G Class	1,682,823	14,337,653
High Income Fund G Class	411,574	3,613,623
Inflation-Adjusted Bond Fund G Class	120,684	1,309,421
		19,260,697
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	205,249	1,945,758
Global Bond Fund G Class	594,854	5,294,203
		7,239,961
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $107,012,731)		125,950,412
OTHER ASSETS AND LIABILITIES — 0.0%		(4,972)
TOTAL NET ASSETS — 100.0%		$125,945,440

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$22,907	$432	$4,924	$1,058	$19,473	920	$489	—
Avantis U.S. Small Cap Value Fund	2,004	85	105	129	2,113	119	11	—
Focused Dynamic Growth Fund(3)	14,154	210	872	1,809	15,301	166	100	—
Focused Large Cap Value Fund	15,027	1,001	623	345	15,750	1,420	28	$99
Growth Fund	945	122	12	112	1,167	16	—	—
Heritage Fund	3,653	142	12	(4)	3,779	117	—	—
Mid Cap Value Fund	3,601	144	68	46	3,723	227	1	23
Small Cap Growth Fund	2,014	71	40	141	2,186	83	1	—
Avantis Emerging Markets Equity Fund	3,084	24	72	324	3,360	222	9	—
Avantis International Equity Fund	8,300	4,997	489	743	13,551	890	11	—
Emerging Markets Fund	3,967	52	374	566	4,211	273	61	—
Focused International Growth Fund	4,623	189	102	208	4,918	248	3	—
Global Real Estate Fund	2,786	67	45	135	2,943	212	—	—
International Small-Mid Cap Fund	1,910	19	51	134	2,012	166	4	—
International Value Fund	377	59	4	25	457	41	—	—
Non-U.S. Intrinsic Value Fund	4,256	242	214	221	4,505	415	9	—
Avantis Core Fixed Income Fund	13,387	1,066	341	226	14,338	1,683	(1)	163
High Income Fund	3,378	268	55	23	3,614	412	—	64
Inflation-Adjusted Bond Fund	1,218	77	16	30	1,309	121	—	—
Emerging Markets Debt Fund	1,805	95	21	67	1,946	205	—	46
Global Bond Fund	4,937	379	69	47	5,294	595	(1)	75
	$118,333	$9,741	$8,509	$6,385	$125,950	8,551	$725	$470
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.